Fair Value of Assets and Liabilities - Schedule of Group's Assets and Liabilities Measured at Fair Value by Level Within the Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets measured at fair value
Listed investments	$ 99.0	$ 10.5
Recurring fair value measurement [member]
Assets measured at fair value
Listed investments	99.0	10.5
Trade receivables from provisional copper concentrate sales [member] | Recurring fair value measurement [member]
Assets measured at fair value
Trade receivables from provisional copper and gold	21.2	10.6
Warrant [Member] | Recurring fair value measurement [member]
Assets measured at fair value
Derivative Instruments	5.5	5.9
Oil derivatives [member] | Recurring fair value measurement [member]
Assets measured at fair value
Derivative Instruments	14.1	0.0
Gold derivatives [member] | Recurring fair value measurement [member]
Assets measured at fair value
Derivative Instruments	10.9	0.0
Copper derivatives [member]
Liabilities measured at fair value
Copper derivative contracts	3.3
Copper derivatives [member] | Recurring fair value measurement [member]
Liabilities measured at fair value
Copper derivative contracts	3.3	0.0
Level 1 of Fair Value Hierarchy [member] | Recurring fair value measurement [member]
Assets measured at fair value
Listed investments	99.0	10.5
Level 1 of Fair Value Hierarchy [member] | Trade receivables from provisional copper concentrate sales [member] | Recurring fair value measurement [member]
Assets measured at fair value
Trade receivables from provisional copper and gold	0.0	0.0
Level 1 of Fair Value Hierarchy [member] | Warrant [Member] | Recurring fair value measurement [member]
Assets measured at fair value
Derivative Instruments	0.0	0.0
Level 1 of Fair Value Hierarchy [member] | Oil derivatives [member] | Recurring fair value measurement [member]
Assets measured at fair value
Derivative Instruments	0.0	0.0
Level 1 of Fair Value Hierarchy [member] | Gold derivatives [member] | Recurring fair value measurement [member]
Assets measured at fair value
Derivative Instruments	0.0	0.0
Level 1 of Fair Value Hierarchy [member] | Copper derivatives [member] | Recurring fair value measurement [member]
Liabilities measured at fair value
Copper derivative contracts	0.0	0.0
Level 2 of Fair Value Hierarchy [member] | Recurring fair value measurement [member]
Assets measured at fair value
Listed investments	0.0	0.0
Level 2 of Fair Value Hierarchy [member] | Trade receivables from provisional copper concentrate sales [member] | Recurring fair value measurement [member]
Assets measured at fair value
Trade receivables from provisional copper and gold	21.2	10.6
Level 2 of Fair Value Hierarchy [member] | Warrant [Member] | Recurring fair value measurement [member]
Assets measured at fair value
Derivative Instruments	5.5	5.9
Level 2 of Fair Value Hierarchy [member] | Oil derivatives [member] | Recurring fair value measurement [member]
Assets measured at fair value
Derivative Instruments	14.1	0.0
Level 2 of Fair Value Hierarchy [member] | Gold derivatives [member] | Recurring fair value measurement [member]
Assets measured at fair value
Derivative Instruments	10.9	0.0
Level 2 of Fair Value Hierarchy [member] | Copper derivatives [member] | Recurring fair value measurement [member]
Liabilities measured at fair value
Copper derivative contracts	3.3	0.0
Level 3 of Fair Value Hierarchy [Member] | Recurring fair value measurement [member]
Assets measured at fair value
Listed investments	0.0	0.0
Level 3 of Fair Value Hierarchy [Member] | Trade receivables from provisional copper concentrate sales [member] | Recurring fair value measurement [member]
Assets measured at fair value
Trade receivables from provisional copper and gold	0.0	0.0
Level 3 of Fair Value Hierarchy [Member] | Warrant [Member] | Recurring fair value measurement [member]
Assets measured at fair value
Derivative Instruments	0.0	0.0
Level 3 of Fair Value Hierarchy [Member] | Oil derivatives [member] | Recurring fair value measurement [member]
Assets measured at fair value
Derivative Instruments	0.0	0.0
Level 3 of Fair Value Hierarchy [Member] | Gold derivatives [member] | Recurring fair value measurement [member]
Assets measured at fair value
Derivative Instruments	0.0	0.0
Level 3 of Fair Value Hierarchy [Member] | Copper derivatives [member] | Recurring fair value measurement [member]
Liabilities measured at fair value
Copper derivative contracts	$ 0.0	$ 0.0